Fair Value Measurement - Assets and Liabilities Measured at Fair Value on a Non-Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Assets
Other real estate owned	$ 1,736	$ 1,927
Fair Value, Measurements, Nonrecurring [Member]
Assets
Other real estate owned	1,736	1,927
Impaired loans, net of allowance	3,319	3,869
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Nonrecurring [Member]
Assets
Other real estate owned	1,736	1,927
Impaired loans, net of allowance	$ 3,319	$ 3,869